ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization

Organization – Creative Medical Technologies Holdings, Inc. is a commercial stage biotechnology company focused on immunology, urology, orthopedics and neurology using adult stem cell treatments.

Our subsidiary, Creative Medical Technologies, Inc. (“CMT”), was originally created to monetize U.S. Patent No. 8,372,797 and related intellectual property related to the treatment of erectile dysfunction (“ED”), which it acquired in February 2016. Subsequently, we have expanded our development and acquisition of intellectual property beyond urology to include therapeutic treatments utilizing “re-programmed” stem cells, and the treatment of neurologic disorders, lower back pain, type I diabetes, and heart, liver, kidney and other diseases using various types of stem cells through our ImmCelz, Inc., StemSpine, Inc. and AmnioStem LLC subsidiaries. However, neither ImmCelz Inc., StemSpine Inc. nor AmnioStem LLC have commenced commercial activities.

We currently conduct substantially all of our commercial operations through CMT, which markets and sells our CaverStem® and FemCelz® disposable kits utilized by physicians to perform autologous procedures that treat erectile dysfunction and female sexual dysfunction, respectively. Our CaverStem® and FemCelz® kits are currently available through physicians at eight locations in the United States.

In addition to our CaverStem® and FemCelz® products, we are currently in the process of recruiting clinical sites for our StemSpine® Regenerative Stem Cell Procedure for the Treatment of Degenerative Disc Disease. Our StemSpine® treatment is an autologous procedure that utilizes a patient’s own stem cells to treat lower back pain.

In 2020, through our ImmCelz Inc. subsidiary, we began exploring the development of treatments that utilize a patient’s own extracted immune cells that are then “reprogrammed” by culturing them outside the patient’s body with optimized stem cells. The immune cells are then re-injected into the patient from whom they were extracted. We believe this process endows the immune cells with regenerative properties that may be suitable for the treatment of stroke victims, among other indications. In contrast to other stem cell-based approaches, the immune cells are significantly smaller in size than stem cells and are believed to more effectively penetrate areas of the damaged tissues and induce regeneration.

Organization - Creative Medical Technologies Holdings, Inc. (the “Company”) is a commercial stage biotechnology company focused on immunology, urology, orthopedics and neurology using adult stem cell treatments. The Company was incorporated on December 3, 1998, in the State of Nevada under the name Jolley Marketing, Inc. On May 18, 2016, the Company closed a transaction which was accounted for as a recapitalization, reverse merger, under which Creative Medical Technologies, Inc., a Nevada corporation (“CMT”) became the Company’s wholly-owned subsidiary, and Creative Medical Health, Inc. (“CMH”), which was CMT’s sole stockholder prior to the merger, became the Company’s principal stockholder. In connection with this merger, the Company changed its name to Creative Medical Technologies Holdings, Inc. to reflect its current business.

CMT was originally created on December 30, 2015 (“Inception”), as the urological arm of CMH to monetize a patent and related intellectual property related to the treatment of erectile dysfunction (“ED”), which it acquired from CMH in February 2016. Subsequently, the Company has expanded its development and acquisition of intellectual property beyond urology to include therapeutic treatments utilizing amniotic stem cells, and the treatment of neurologic disorders and lower back pain using various types of stem cells through its AmnioStem LLC, StemSpine, LLC, and ImmCelz, Inc. subsidiaries. However, neither AmnioStem LLC, StemSpine, Inc. nor ImmCelz, Inc. have commenced commercial activities.

Risks and Uncertainties

Risks and Uncertainties - On January 30, 2020, the World Health Organization declared the COVID-19 outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the COVID-19 include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The COVID-19 and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to-date, the Company is experiencing a reduction in revenues due to the prioritization of medical resources to address the COVID-19 outbreak. In several of our markets, most non-essential (including elective) procedures have been placed on hold. While this has a negative financial impact to our revenues, there have been the same reductions to our costs. Additionally, since the Company maintains no inventory and require nearly all of customers to pre-pay, there is no risk to receivables or inventory write-downs. The company expects existing orders temporarily on hold and continued sales, training and patient treatments will resume once the physician’s offices are back to being fully operational.

Risks and Uncertainties - The Company has a limited operating history and has only recently started to generate revenues from its planned principal operations.

On January 30, 2020, the World Health Organization declared the COVID-19 outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the COVID-19 include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The COVID-19 and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to-date, the Company is experiencing a reduction in revenues due to the prioritization of medical resources to address the COVID-19 outbreak. In several of our markets, all non-essential (including elective) procedures have been placed on hold. While this has a negative financial impact to our revenues, there have been the same reductions to our costs. Additionally, since the Company maintains no inventory and require nearly all of customers to pre-pay, there is no risk to receivables or inventory write-downs. The company expects existing orders temporarily on hold and continued sales, training and patient treatments will resume once the physician’s offices are back to being fully operational.

The Company’s business and operations are sensitive to general business and economic conditions in the U.S. and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the U.S. and world economy. A host of factors beyond the Company’s control could cause fluctuations in these conditions, including the political environment and acts or threats of war or terrorism. Adverse developments in these general business and economic conditions, including through recession, downturn or otherwise, could have a material adverse effect on the Company’s financial condition and the results of its operations.

The Company has only recently started to generate sales and we have limited marketing and/or distribution capabilities. The Company has limited experience in developing, training or managing a sales force and will incur substantial additional expenses if it decides to market any of its current and future products and services with an internal sales organization. Developing a marketing and sales force is also time consuming and could delay launch of its future products and services. In addition, the Company will compete with many companies that currently have extensive and well-funded marketing and sales operations. The Company’s marketing and sales efforts may be unable to compete successfully against these companies. In addition, the Company has limited capital to devote to sales and marketing.

The Company’s industry is characterized by rapid changes in technology and customer demands. As a result, the Company’s products and services may quickly become obsolete and unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer demands, develop new products and services and enhance the Company’s current products and services on a timely and cost-effective basis. Further, the Company’s products and services must remain competitive with those of other companies with substantially greater resources. The Company may experience technical or other difficulties that could delay or prevent the development, introduction or marketing of new products and services or enhanced versions of existing products and services. Also, the Company may not be able to adapt new or enhanced products and services to emerging industry standards, and the Company’s new products and services may not be favorably received. In addition, the Company may not have the capital resources to further the development of existing and/or new ones.

Use of Estimates

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates - The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation

Basis of Presentation – The accompanying unaudited condensed consolidated financial statements have been prepared without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at September 30, 2021 and for the three- and six-month periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The operations for the three- and six-month periods ended September 30, 2021, are not necessarily indicative of the operating results for the full year.

Basis of Presentation - The consolidated financial statements and accompanying notes have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the consolidated financial statements include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position for the periods presented.

Going Concern

Going Concern – The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, during the nine-month period ended September 30, 2021, the Company had negative cash flows from operating activities of $1,054,446 and had a working capital deficit of $917,327. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In August 2021, the Company received approximately $3.7 million in senior notes. The proceeds from the senior notes were used to settle outstanding convertible notes and is being used to fund operations. The senior notes will require repayment prior to February 11, 2022 and thus a short-term liability. In this regard, management is proposing to raise any necessary additional funds not provided by operations through loans or through additional sales of equity securities. If the Company raises additional funds through offerings of shares of common stock or other securities, such offerings would cause dilution of current stockholders’ percentage ownership in the Company, which could be substantial. Future offerings could also have a material and adverse effect on the price of the Company’s common stock. On September 28, 2021, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission to raise capital through the offer and sale of units consisting of shares of common stock and warrants to purchase additional shares of common stock in a firm commitment underwriting to be conducted by Roth Capital Partners. However, there can be no assurance that the Company will be successful in completing the offering. The securities to be sold in the offering may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Going Concern - The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S., which contemplate continuation of the Company as a going concern. However, during the fiscal year ended December 31, 2020, the Company incurred a net loss of $36,325,230, had negative cash flows from operating activities of $434,556, had negative working capital of $40,422,773 at December 31, 2020 and has only generate revenues for approximately 3 years. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard, management expects to raise additional funds through the sale of convertible notes, preferred stock, common stock and/or other securities. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Concentration Risks

Concentration Risks - The Federal Deposit Insurance Corporation insures cash deposits in most general bank accounts for up to $250,000 per institution. The Company maintains its cash balances at one financial institution. As of December 31, 2020, the Company’s balance did not exceed the limit.

Cash Equivalents		Cash Equivalents - The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company’s financial instruments consist of cash and cash equivalents, convertible notes, and payables. The carrying amount of cash and cash equivalents and payables approximates fair value because of the short-term nature of these items.

When determining fair value, whenever possible the Company uses observable market data, and relies on unobservable inputs only when observable market data is not available. As of September 30, 2021, and December 31, 2020, the Company didn’t have any Level 1 or 2 financial instruments. The table below reflects the results of our Level 3 fair value calculations:

	Notes	Warrants	Total
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832
Addition of new conversion option derivatives	1,077,757	-	1,077,757
Extinguishment/modification	(726,998)	(346)	(727,344)
Conversion of note derivatives	(10,494,316)	(1,869,768)	(12,364,084)
Change in fair value	(27,200,278)	472,117	(26,728,161)
Derivative liability at September 30, 2021	$-	$-	$-

Fair Value of Financial Instrument - The Company’s financial instruments consist of cash and cash equivalents, convertible notes, and payables. The carrying amount of cash and cash equivalents and payables approximates fair value because of the short-term nature of these items.

Fair value is an exit price, representing the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are required to be disclosed by level within the following fair value hierarchy:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 – Inputs lack observable market data to corroborate management’s estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

When determining fair value, whenever possible the Company uses observable market data, and relies on unobservable inputs only when observable market data is not available. As of December 31, 2020, the Company has level 3 fair value calculations on derivative liabilities. The table below reflects the results of our Level 3 fair value calculations:

	Notes	Warrants	Total

Derivative liability at December 31, 2019	$6,659,055	$188,822	$6,847,877
Addition of new conversion option derivatives	2,572,723	-	2,572,723
Extinguishment/modification	-	-	-
Conversion of note derivatives	(2,795,340)	-	(2,795,340)
Change in fair value	30,907,397	1,209,175	32,116,572
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832

Intangible Assets

Intangible Assets - Intangible assets with finite lives are amortized over their respective estimated lives and reviewed for impairment whenever events or other changes in circumstances indicate that the carrying amount may not be recoverable. The impairment testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined.

Impairment

Impairment - The Company records impairment losses when indicators of impairment are present and undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Furthermore, the Company will make periodic assessments of technology and clinical testing to determine if it plans to continue to pursue the technology and if the license, patent or other rights have value. To date no impairment has been recorded.

Derivative Liabilities

Derivative Liabilities - A derivative is an instrument whose value is “derived” from an underlying instrument or index such as a future, forward, swap, option contract, or other financial instrument with similar characteristics, including certain derivative instruments embedded in other contracts and for hedging activities.

As a matter of policy, the Company does not invest in separable financial derivatives or engage in hedging transactions. However, the Company entered into certain debt financing transactions in fiscal 2020 and 2019, as disclosed in Notes 4 and 5, containing certain conversion features that have resulted in the instruments being deemed derivatives. We evaluate such derivative instruments to properly classify such instruments within equity or as liabilities in our financial statements. Our policy is to settle instruments indexed to our common shares on a first-in-first-out basis.

The classification of a derivative instrument is reassessed at each reporting date. If the classification changes as a result of events during a reporting period, the instrument is reclassified as of the date of the event that caused the reclassification. There is no limit on the number of times a contract may be reclassified.

Instruments classified as derivative liabilities are remeasured using the Black-Scholes model at each reporting period (or upon reclassification), and the change in fair value is recorded on our consolidated statement of operations.

Revenue

Revenue - We have adopted the new revenue recognition standards that went into effect on January 1, 2019. All revenues reported in 2019 and beyond reflect those standards. Adoption of the standards had no effect on the Company’s revenues.

Revenue - The Company recognizes revenues in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from contracts with customers”. Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. Deferred revenue represents amounts which still have yet to be earned.

The Company generates revenue from the sale of disposable stem cell concentration kits. Revenues are recognized when control of the promised goods or services are transferred to the customer, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services, which is generally on delivery to the customer.

Payments received for which the earnings process is not yet complete are deferred. As of December 31, 2020, the Company had deferred revenue of $32,000 included within current liabilities in the accompanying consolidated balance sheet.

Research and Development

Research and Development - Research and development will continue to be a significant function of the Company. Research and development costs will be expensed as incurred. Expenses in the accompanying financial statements include certain costs which are directly associated with the Company’s research and development:

1.

Erectile Dysfunction Technology based upon the use of stem cells. These costs, which consist primarily of monies paid for clinical trial expenses, materials and supplies and compensation costs amounted to $0 for the year ended December 31, 2020. There were $0 in research costs for the period ended December 31, 2019;

2.

Amniotic Fluid-based Stem Cells. Pre-clinical research costs, which consist primarily of monies paid for laboratory space, materials and supplies amounted to $0 for the year ended December 31, 2020. There were $0 in research costs for the period ended December 31, 2019.

Stock-Based Compensation

Stock-Based Compensation – The Company accounts for its stock-based compensation in accordance with Accounting Standards Codification (“ASC”) 718, Compensation - Stock Compensation. The Company accounts for all stock-based compensation using a fair-value method on the grant date and recognizes the fair value of each award as an expense over the requisite vesting period. The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

Income Taxes

Income Taxes – The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred income taxes are recognized for differences between financial reporting and tax bases of assets and liabilities at the enacted statutory tax rates in effect for the years in which the temporary differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company evaluates the realizability of deferred tax assets and valuation allowances are provided when necessary to reduce net deferred tax assets to the amounts expected to be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company will recognize interest and penalties related to unrecognized tax benefits in the income tax provision in the accompanying statement of operations.

The Company calculates the current and deferred income tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed income tax returns are recorded when identified. The amount of income taxes paid is subject to examination by U.S. federal and state tax authorities. The estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. To the extent that the assessment of such tax positions change, the change in estimate is recorded in the period in which the determination is made.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share – The Company follows Financial Accounting Standards Board (“FASB”) ASC 260 Earnings per Share to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated, based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of an award, if any, the amount of compensation cost, if any, for future service that the Company has not yet recognized, and the estimated tax benefits that would be recorded in paid-in capital, if any, when an award is settled are assumed to be used to repurchase shares in the current period. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

The following is a summary of outstanding securities which have been included in the calculation of diluted net income per share and reconciliation of net income to net income available to common stockholders for the nine-months ended September 30, 2021.

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2021	For the Nine Months Ended September 30, 2020
Weighted average common shares outstanding used in calculating basic earnings per share	684,983	2,313,005	369,423
Effect of Series B and C preferred stock	-	-	-
Effect of warrants	47,784	50,140	56,313
Effect of convertible notes payable	1,579,107	-	1,307,727
Effect of convertible related party management fee and patent liabilities	413,896	-	413,896
Weighted average common shares outstanding used in calculating diluted earnings per share	2,452,076	2,363,145	2,138,913

Net income as reported	$394,851	$23,087,241	$2,294,768
Add - Interest on convertible notes payable	28,228	-	105,338
Net income available to common stockholders	$423,079	$23,087,241	$2,400,106

Diluted income per Share	$0.16	$9.77	$1.12

The Company excluded 7 options and 18 warrants from the computation of diluted net income per share for the nine-months ended September 30, 2021 as their exercise prices were in excess of the average closing market price of the Company’s common stock during that period.

During the three-month period ended September 30, 2021, the Company had 7 options and 481,351 warrants to purchase common stock outstanding. The effect during the three-month period ended September 30, 2021 was anti-dilutive due to the net loss during that period.

The Company excluded 7options and 17,842 warrants from the computation of diluted net income per share for the three-months ended September 30, 2020 as their exercise prices were in excess of the average closing market price of the Company’s common stock during that period. The Company excluded 7 options and 413 warrants from the computation of diluted net income per share for the nine-months ended September 30, 2020 as their exercise prices were in excess of the average closing market price of the Company’s common stock during that period.

On November 10, 2021, we effected a 1-for-500 reverse split of our authorized and issued and outstanding shares of common stock. All share references have been restated for this reverse split to the earliest period presented. As a result of the split, the authorized shares of the Company’s common stock decreased to 50,000,000 shares.

Basic and Diluted Loss Per Share – The Company follows Financial Accounting Standards Board (“FASB”) ASC 260 Earnings per Share to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During loss periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation. During the year ended December 31, 2020, the Company had 7 options and 152,738 warrants to purchase common stock outstanding; however, the effects were anti-dilutive due to the net loss. During the year ended December 31, 2019, the Company had 7 options and 10,089 warrants to purchase common stock outstanding; however, the effects were anti-dilutive due to the net loss.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.

Recent Accounting Pronouncements – The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.